UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07582
                                    --------------------------------------------

                                The Valiant Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  221 Pensacola Boulevard, Venice Florida 34285
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip code)

                                 Denis R. Curcio

                             221 Pensacola Boulevard

                              Venice, Florida 34285
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-242-9340

Date of fiscal year end: August 31, 2004
                         -----------------

Date of reporting period: May 31, 2005
                          ----------------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

        Attached hereto.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

   (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Valiant Fund


By: /s/ Richard F. Curcio
    ---------------------
        Richard F. Curcio
        Chairman of the Board and President

Date: July 27, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Richard F. Curcio
    ---------------------
        Richard F. Curcio
        Chairman of the Board and President

Date: July  27, 2005


By: /s/ Denis R. Curcio
    -------------------
        Denis R. Curcio
        Treasurer

Date: July 27, 2005

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2005

                                                                                            MATURITY    PRINCIPAL
                                                                                   RATE       DATE        AMOUNT          VALUE
                                                                                  ------    --------   ------------    ------------
U.S. TREASURY OBLIGATIONS - 53.0%
U.S. TREASURY BILLS(A) - 51.3%
                                                                                    2.53%     6/2/05   $125,000,000    $124,992,118
                                                                                    3.11    10/13/05     15,000,000      14,829,150
                                                                                    3.14     11/3/05     10,000,000       9,866,958
                                                                                                                       ------------
                                                                                                                        149,688,226
                                                                                                                       ------------
U.S. TREASURY NOTES - 1.7%
                                                                                   1.625     2/28/06      5,000,000       4,948,787
                                                                                                                       ------------

                                                                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $154,637,013)                                                           154,637,013
                                                                                                                       ------------

REPURCHASE AGREEMENTS - 47.2%
Bank of America, Inc., 3.03%, due 6/1/05, with a
maturity value of $35,002,946
(Collateralized by various 5.00% - 5.50% GNMA Bond valued at $35,700,000
with maturity dates 11/16/32 - 7/15/33)                                                                  35,000,000      35,000,000

Citigroup, Inc.,  3.05%, due 6/1/05, with a
maturity value of $30,002,542
(Collateralized by various 4.00% - 7.00% GNMA bond valued at $30,600,00
with maturity dates 9/20/19 - 6/15/38)                                                                   30,000,000      30,000,000

J.P. Morgan Chase & Co., 3.04%, due 6/1/05, with a maturity value of $37,903,200
(Collateralized by 3.75% GNMA bonds valued at $38,661,291
with maturity dates 1/20/34)                                                                             37,900,000      37,900,000

UBS Paine Webber, 3.00%, due 6/1/05, with a
maturity value of $35,002,917
(Collateralized by various 3.375% - 5.50% GNMA bonds valued at $35,700,913
with maturity dates 6/20/32 - 4/15/33)                                                                   35,000,000      35,000,000
                                                                                                                       ------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $137,900,000)                                                               137,900,000
                                                                                                                       ------------

TOTAL INVESTMENTS (AMORTIZED COST $292,537,013) (B) - 100.2%                                                            292,537,013
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)                                                                             (591,297)
                                                                                                                       ------------
TOTAL NET ASSETS - 100%                                                                                                $291,945,716
                                                                                                                       ============

----------
(a)   Interest rate represents yield to maturity at purchase.
(b) Cost and value for federal income tax and financial reporting purposes are the same.
GNMA - Government National Mortgage Association

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2005

                                                                                            MATURITY    PRINCIPAL
                                                                                   RATE       DATE        AMOUNT          VALUE
                                                                                  ------    --------   ------------    ------------
COMMERCIAL PAPER - 60.2%
BANKING - 9.2%
Canadian Imperial Holdings                                                          3.09%    7/15/05   $ 20,000,000    $ 19,924,589
Depfa Bank Europe PLC                                                               3.17     8/17/05     20,000,000      19,864,394
                                                                                                                       ------------
                                                                                                                         39,788,983
                                                                                                                       ------------
BUILDING SOCIETIES - 4.6%
Yorkshire Buidling Society                                                          3.09     7/13/05     20,000,000      19,927,900
                                                                                                                       ------------

DISTRIBUTION/WHOLESALE - 4.6%
Louis Dreyfus Corp.                                                                 3.03    06/06/05     20,000,000      19,991,583
                                                                                                                       ------------

EDUCATION - 2.6%
Johns Hopkins University                                                            3.04    06/16/05     11,300,000      11,300,000
                                                                                                                       ------------

FINANCE - 8.1%
Bear Stearns Cos., Inc.                                                             3.06    07/11/05     20,000,000      19,932,000
Govco, Inc.                                                                         2.92      6/2/05     15,000,000      14,998,784
                                                                                                                       ------------
                                                                                                                         34,930,784
                                                                                                                       ------------
SPECIAL PURPOSE ENTITY - 31.1%
Galaxy Funding, Inc.                                                                3.09    07/12/05      7,000,000       6,975,366
Galaxy Funding, Inc.                                                                3.03     6/14/05      2,850,000       2,846,881
Greyhawk Funding                                                                    3.15      8/8/05     10,000,000       9,940,500
Lexington Parker Capital                                                            3.02      6/6/05     20,186,000      20,177,533
Lockhart Funding LLC                                                                3.11      7/6/05     20,000,000      19,939,528
Market Street Funding                                                               3.03      6/2/05     20,000,000      19,998,317
NATC California LLC                                                                 3.05     7/18/05     15,000,000      14,940,271
Steamboat Funding Corp.                                                             3.06     6/10/05     20,000,000      19,984,700
Windmill Funding Corp.                                                              3.02      6/9/05     20,000,000      19,986,578
                                                                                                                       ------------
                                                                                                                        134,789,674
                                                                                                                       ------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $260,728,924)                                                                    260,728,924
                                                                                                                       ------------

CORPORATE OBLIGATIONS* - 15.3%
FINANCIAL SERVICES - 3.3%
Bank of America                                                                     3.10      6/2/05     10,000,000      10,000,000
Labelle Capital Funding LLC                                                         3.14      6/2/05      1,125,000       1,125,000
Wyoming Steel Investment                                                            3.20      6/2/05      3,030,000       3,030,000
                                                                                                                       ------------
                                                                                                                         14,155,000
                                                                                                                       ------------
FOOD - 0.2%
Jacksons Food Stores, Inc.                                                          3.15      6/2/05        913,000         913,000
                                                                                                                       ------------

HEALTH SERVICES - 1.3%
Gastroenterology Associates, LLC                                                    3.15      6/2/05      2,720,000       2,720,000
Louisiana Endoscopy Floater                                                         3.15      6/2/05      1,930,000       1,930,000
Riverview Medical Office Building                                                   3.14      6/2/05        800,000         800,000
                                                                                                                       ------------
                                                                                                                          5,450,000
                                                                                                                       ------------
LEISURE - 1.0%
Commonwealth Country Club, Ltd.                                                     3.14      6/2/05      3,240,000       3,240,000
Sandusky Yacht Club                                                                 3.15      6/2/05      1,195,000       1,195,000
                                                                                                                       ------------
                                                                                                                          4,435,000
                                                                                                                       ------------
REAL ESTATE - 4.4%
208 Associates LLC                                                                  3.15      6/2/05        920,000         920,000
Aztec Properties LLC                                                                3.09      6/2/05      2,083,000       2,083,000
CMW Real Estate LLC                                                                 3.14      6/2/05      2,255,000       2,255,000
El Dorado Enterprises of Miami FL                                                   3.16      6/2/05      2,000,000       2,000,000
El Dorado Enterprises of Miami FL                                                   3.11      6/2/05      9,700,000       9,700,000
G & J Properties II                                                                 3.09      6/2/05        950,000         950,000
Ordeal Properties LLC                                                               3.15      6/2/05      1,400,000       1,400,000
                                                                                                                       ------------
                                                                                                                         19,308,000
                                                                                                                       ------------

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2005

                                                                                            MATURITY    PRINCIPAL
                                                                                   RATE       DATE        AMOUNT          VALUE
                                                                                  ------    --------   ------------    ------------
SPECIAL PURPOSE ENTITY - 5.1%
Approach Partnership                                                                3.15%     6/2/05   $  1,050,000    $  1,050,000
Barry-Wehmiller Group                                                               3.09      6/2/05      1,085,000       1,085,000
Best One Tire & Service                                                             3.09      6/2/05        900,000         900,000
Butler County, Surgical Properties                                                  3.09      6/2/05      1,355,000       1,355,000
Chuo Mubea Suspen Compon                                                            3.09      6/2/05        400,000         400,000
Exal Corp.                                                                          3.09      6/2/05      1,400,000       1,400,000
FE LLC                                                                              3.04      6/2/05        950,000         950,000
GCG Portage LLC                                                                     3.19      6/2/05      1,235,000       1,235,000
ISO Building LLC                                                                    3.09      6/2/05        900,000         900,000
K. C. Jordan & Associates                                                           3.09      6/2/05        700,000         700,000
Michigan Equity Group                                                               3.09      6/2/05      1,300,000       1,300,000
MMR Development Co.                                                                 3.09      6/2/05      1,070,000       1,070,000
Physicians Center LP                                                                3.15      6/2/05      3,125,000       3,125,000
Taylor Steel, Inc.                                                                  3.15      6/2/05      2,190,000       2,190,000
United Transportation Union                                                         3.09      6/2/05      1,125,000       1,125,000
Village Enterprises                                                                 3.15      6/2/05        985,000         985,000
Wellington Green LLC                                                                3.15      6/2/05      2,280,000       2,280,000
                                                                                                                       ------------
                                                                                                                         22,050,000
                                                                                                                       ------------
TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST $66,311,000)                                                                 66,311,000
                                                                                                                       ------------

CERTIFICATE OF DEPOSIT - 4.6%
Banking - 4.6%
Credit Suisse First Boston                                                          3.05     6/30/05     20,000,000      20,000,000
                                                                                                                       ------------
TOTAL CERTIFICATE OF DEPOSIT (AMORTIZED COST $20,000,000)                                                                20,000,000
                                                                                                                       ------------

MUNICIPAL NOTES AND BONDS* - 7.1%
ALABAMA - 4.1%
Auburn Taxable Revenue, Series B                                                    3.08      6/2/05      5,840,000       5,840,000
Meadow Brook                                                                        3.15      6/2/05     12,040,000      12,040,000
                                                                                                                       ------------
                                                                                                                         17,880,000
                                                                                                                       ------------
ILLINOIS - 1.1%
Upper Illinois River Valley Development Authority                                   3.15      6/2/05      4,595,000       4,595,000
                                                                                                                       ------------

MICHIGAN - 0.4%
Michigan City Industrial Economic Development Revenue                               3.09      6/2/05      1,605,000       1,605,000
                                                                                                                       ------------

NEW YORK - 0.8%
Baird Properties LLC                                                                3.25      6/2/05      2,110,000       2,110,000
IHA Capital Development Corp.                                                       3.09      6/2/05      1,500,000       1,500,000
                                                                                                                       ------------
                                                                                                                          3,610,000
                                                                                                                       ------------
OHIO - 0.6%
Hopkins Waterhouse LLC                                                              3.14      6/2/05        900,000         900,000
Mercer County, HealthCare Facilities                                                3.10      6/2/05      1,895,000       1,895,000
                                                                                                                       ------------
                                                                                                                          2,795,000
                                                                                                                       ------------
VIRGINIA - 0.1%
Ashland Industrial Development Authority                                            3.40      6/2/05        405,000         405,000
                                                                                                                       ------------
TOTAL MUNICIPAL NOTES AND BONDS (AMORTIZED COST $30,890,000)                                                             30,890,000
                                                                                                                       ------------

UNITED STATES GOVERNMENT AGENCY - 1.2%
Federal Home Loan Bank                                                              3.25     8/15/05      5,000,000       5,009,350
                                                                                                                       ------------
TOTAL UNITED STATES GOVERNMENT AGENCY (AMORTIZED COST $5,009,350)                                                         5,009,350
                                                                                                                       ------------

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2005

                                                                                            MATURITY    PRINCIPAL
                                                                                   RATE       DATE        AMOUNT          VALUE
                                                                                  ------    --------   ------------    ------------
REPURCHASE AGREEMENT - 11.8%
Bank of America, Inc., 3.03%, due 6/01/05,
with a maturity value of $51,104,301
(Collateralized by various 5.00% - 7.00% GNMA bonds valued at $52,122,000
with maturity dates 5/15/2013 - 5/15/2035)                                                             $ 51,100,000    $ 51,100,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $51,100,000)                                                                 51,100,000
                                                                                                                       ------------

Total Investments (Amortized Cost $434,039,274) (a) - 100.2%                                                            434,039,274
Liabilities in Excess of Other Assets - (0.2%)                                                                             (716,550)
                                                                                                                       ------------
TOTAL NET ASSETS - 100%                                                                                                $433,322,724
                                                                                                                       ============

----------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indeces. The rate shown represents the rate in effect at May 31, 2005. The maturity date shown reflects next rate change date.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA - Government National Mortgage Association
LLC  - Limited Liability Corporation
LP   - Limited Partnership
PLC  - Public Limited Company
SA   - Sociedad Anonyma (French, Spanish)

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2005 (unaudited)

                                                                                            MATURITY    PRINCIPAL
                                                                                   RATE       DATE        AMOUNT          VALUE
                                                                                  ------    --------   ------------    ------------
COMMERCIAL PAPER - 9.6%
FLORIDA - 8.8%
City of Gainesville                                                                 2.35%     6/9/05   $  5,000,000    $  5,000,000
Jacksonville Health Facility                                                        2.32      6/2/05      5,000,000       5,000,000
Sarasota County Public Hospital, LOC Suntrust Bank                                  2.37      6/9/05      4,050,000       4,050,000
Sunshine State, Series A                                                            2.37      6/9/05      2,000,000       2,000,000
Sunshine State, Series H                                                            2.77      6/8/05      3,000,000       3,000,000
                                                                                                                       ------------
                                                                                                                         19,050,000
                                                                                                                       ------------
PENNSYLVANIA -0.8%
Delaware County                                                                     2.85     6/29/05      1,700,000       1,700,000
                                                                                                                       ------------

TOTAL COMMERCIAL PAPER (AMORTIZED COST $20,750,000)                                                                      20,750,000
                                                                                                                       ------------

MUNICIPAL BONDS AND NOTES - 12.6%
FLORIDA - 3.2%
Brevard County School District, TAN                                                 3.00     6/30/05      5,000,000       5,005,391
Palm Beach County School District, TAN                                              3.00     9/28/05      2,000,000       2,008,330
                                                                                                                       ------------
                                                                                                                          7,013,721
                                                                                                                       ------------
ILLINOIS - 2.3%
State of Illinois, COP                                                              3.00      6/3/05      5,000,000       5,000,262
                                                                                                                       ------------

INDIANA - 1.8%
Plainfield Community High School Building Corp.                                     2.65    10/31/05      4,000,000       4,000,000
                                                                                                                       ------------

KANSAS - 1.4%
Wyandotte County-Kansas City Unified Government, Series VIII                        2.75     11/1/05      3,000,000       3,009,804
                                                                                                                       ------------

TEXAS - 2.1%
Houston  Independent School District                                                1.73     6/15/05      3,000,000       3,000,000
Richardson Independent School District                                              2.75      4/1/06      1,500,000       1,500,000
                                                                                                                       ------------
                                                                                                                          4,500,000
                                                                                                                       ------------
UTAH - 1.8%
Weber County TAN                                                                    3.50    12/30/05      3,900,000       3,914,278
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $27,438,065)                                                             27,438,065
                                                                                                                       ------------

VARIABLE MUNICIPAL BONDS* - 77.5%
ALASKA - 1.7%
Valdez Marine Terminal  Revenue, BP Pipelines Income Project A                      2.98      6/1/05      2,250,000       2,250,000
Valdez Alaska Marine Terminal Revenue, BP Pipelines Income Project                  2.98      6/1/05      1,390,000       1,390,000
                                                                                                                       ------------
                                                                                                                          3,640,000
                                                                                                                       ------------
CALIFORNIA - 2.3%
Pittsburg California Redevelopment Agency Tax Allocation, Los Medanos Community,
  Series A                                                                          2.94      6/1/05      5,000,000       5,000,000
                                                                                                                       ------------

CONNECTICUT - 4.8%
Connecticut State Health and  Educational Facilities Authority Revenue, Yale
  University, Series X-3                                                            2.95      6/1/05      1,300,000       1,300,000
Connecticut State Health and  Educational Facilities Authority Revenue,
  Yale University, Series T-1                                                       2.95      6/1/05      9,000,000       9,000,000
                                                                                                                       ------------
                                                                                                                         10,300,000
                                                                                                                       ------------
FLORIDA - 33.8%
ABN AMRO Munitops Certificates of  Trust                                            2.98      6/1/05      3,650,000       3,650,000
Alachua County Florida Health Facilities Authority Continuing Care, LOC BNP
  Paribas                                                                           2.97      6/1/05        200,000         200,000
Broward County, HFA, Multi-Family Housing Revenue, LOC Federal Home Loan Bank       2.98      6/1/05      2,600,000       2,600,000
Collier County Educational Facilities Authority Revenue, LOC Fifth Third Bank       2.96      6/1/05      1,000,000       1,000,000
Collier County, IDR, Health Care Facilities Revenue, LOC Fifth Third Bank           2.96      6/1/05      1,900,000       1,900,000
Dade County Water and Sewer Systems Revenue                                         2.94      6/1/05      6,000,000       6,000,000
Florida Gulf Coast University Financing Corp., Capital Improvement Revenue, LOC
  Wachovia Bank N.A.                                                                3.03      6/1/05      8,500,000       8,500,000
Florida HFA, Multi-Family, LOC Credit Suisse First Boston                           3.01      6/1/05      2,400,000       2,400,000
Florida Housing Finance Corp., Multifamily Revenue, Charleston, Series I-A          2.97      6/1/05      2,375,000       2,375,000
Florida Housing Finance Corp., Multi Family Revenue, Cypress Lake                   2.97      6/1/05      3,500,000       3,500,000
Florida State Municipal Power Agency Revenue, Stanton Project                       2.87      6/1/05      1,000,000       1,000,000
Halifax Hospital Medical Center, Health Care Facilities Revenue                     2.98      6/1/05      1,200,000       1,200,000
Jacksonville Economic Development Commission Health Care Facilities Revenue,
  Series A LOC Fortis Banque Belgium, JP Morgan Chase Bank                          2.94      6/1/05      2,000,000       2,000,000

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2005 (unaudited)

                                                                                            MATURITY    PRINCIPAL
                                                                                   RATE       DATE        AMOUNT          VALUE
                                                                                  ------    --------   ------------    ------------
VARIABLE MUNICIPAL BONDS* (CONTINUED)
FLORIDA (CONTINUED)
Jacksonville Health Facilities Authority Hospital Revenue                           2.93%     6/1/05   $  2,400,000    $  2,400,000
Lakeland Energy Systems Revenue, Series A                                           2.99      6/1/05      3,000,000       3,000,000
Orange County Industrial Development Authority, IDR, LOC U.S. Bank Trust N.A.       2.60     10/1/05      1,500,000       1,500,000
Orlando Utilities Commission Water & Electric Revenue, Series B                     2.96      6/1/05      4,000,000       4,000,000
Palm Beach County Revenue, Norton Gallery, Inc. Project                             2.98      6/1/05      4,000,000       4,000,000
Palm Beach County Revenue, Raymond F. Kravis Center Project, LOC Northern
  Trust Co.                                                                         2.90      6/1/05      2,500,000       2,500,000
Polk County School Board COP, Series A                                              2.95      6/9/05      2,000,000       2,000,000
Port Orange Revenue, Palmer College Project, LOC Lasalle Bank N.A.                  2.96      6/1/05      8,500,000       8,500,000
St. Johns County, HFA Multi-Family Remington                                        2.98      6/1/05      7,600,000       7,600,000
Tampa Health Care Facilities Revenue Lifelink Foundation, Inc. Project              2.97      6/1/05      1,500,000       1,500,000
                                                                                                                       ------------
                                                                                                                         73,325,000
                                                                                                                       ------------
GEORGIA - 2.3%
Metropolitan Atlanta Rapid Transit Authority, Series A                              2.97      6/1/05      5,000,000       5,000,000
                                                                                                                       ------------

INDIANA - 0.7%
Hammond Indianapolis Pollution Control Revenue, Amoco Oil Co. Project               2.98      6/1/05      1,580,000       1,580,000
                                                                                                                       ------------

IOWA - 1.0%
Iowa Higher Education Loan Authority Revenue, Private College St. Ambrose,
  LOC Northern Trust Co.                                                            2.97      6/1/05      1,000,000       1,000,000
Iowa Higher Education Loan Authority Revenue, Private College Facility, LOC
  Lasalle Bank N.A.                                                                 2.97      6/1/05      1,100,000       1,100,000
                                                                                                                       ------------
                                                                                                                          2,100,000
                                                                                                                       ------------
LOUISIANA - 4.1%
East Baton Rouge Parish Pollution Control Revenue, Exxon Project                    2.89      6/1/05      3,000,000       3,000,000
East Baton Rouge Parish Pollution Control Revenue, Exxon Project                    2.87      6/1/05      4,000,000       4,000,000
Plaquemines Port Harbor and Terminal District Port Facility Revenue,
  International Marine Terminal Project A, LOC Kredietbank N.V.                     2.60     3/15/06      2,000,000       2,000,000
                                                                                                                       ------------
                                                                                                                          9,000,000
                                                                                                                       ------------
MASSACHUSETTES - 0.5%
Massachusettes State Central Artery, Series A                                       2.98      6/1/05      1,100,000       1,100,000
                                                                                                                       ------------

MINNESOTA - 0.6%
Cohasset Revenue, Power & Light Company Project B, LOC ABN AMRO Bank N.V.           2.97      6/1/05      1,300,000       1,300,000
                                                                                                                       ------------

MISSOURI - 0.7%
Missouri State Health and Educational Facilities Revenue, Washington University,
  Series B                                                                          2.98      6/1/05      1,530,000       1,530,000
                                                                                                                       ------------

NEBRASKA - 0.5%
Lancaster County Hospital Authority Revenue, Bryan Lgh Medical Center Project       2.97      6/1/05      1,220,000       1,220,000
                                                                                                                       ------------

NEVADA - 2.3%
Clark County School District, Series A                                              2.90      6/1/05      5,000,000       5,000,000
                                                                                                                       ------------

NEW YORK - 2.8%
New York State Housing Finance Agency Revenue, Normandie Center Project I           2.92      6/1/05      6,000,000       6,000,000
                                                                                                                       ------------

NORTH CAROLINA - 2.4%
North Carolina  Educational Facilities Finance Agency Revenue, Duke University
  Project, Series A                                                                 3.01      6/1/05      3,140,000       3,140,000
North Carolina Medical Care  Common Hospital Revenue, Duke University Project,
  Series A                                                                          3.04      6/1/05      2,000,000       2,000,000
                                                                                                                       ------------
                                                                                                                          5,140,000
                                                                                                                       ------------
PUERTO RICO - 2.1%
Puerto Rico Electric Power Authority Revenue                                        2.94      6/1/05      3,000,000       3,000,000
Puerto Rico Commonwealth Infrastructure Financing Authority                         2.96     6/16/05      1,495,000       1,495,000
                                                                                                                       ------------
                                                                                                                          4,495,000
                                                                                                                       ------------
SOUTH CAROLINA - 3.6%
Piedmont Municipal Power Agency Electric Revenue, Series B                          3.00      6/1/05      7,850,000       7,850,000
                                                                                                                       ------------

UTAH - 3.4%
Utah State Building Ownership Authority Lease Revenue, LOC Landesbank
  Hessen-Thrgn                                                                      3.03      6/1/05      7,440,000       7,440,000
                                                                                                                       ------------

WASHINGTON - 4.6%
University of Washington, University Revenues, Series A                             3.03      6/1/05     10,000,000      10,000,000
                                                                                                                       ------------

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
May 31, 2005 (unaudited)

                                                                                            MATURITY    PRINCIPAL
                                                                                   RATE       DATE        AMOUNT          VALUE
                                                                                  ------    --------   ------------    ------------
VARIABLE MUNICIPAL BONDS* (CONTINUED)
OTHER TERRITORIES - 3.3%
Eagle Tax-Exempt Trust, COP                                                         3.00%     7/1/05   $  4,490,000    $  4,490,000
Puttable Floating Option Tax-Exempt Receipts                                        1.90     6/16/05      2,620,000       2,620,000
                                                                                                                       ------------
                                                                                                                          7,110,000
                                                                                                                       ------------

TOTAL VARIABLE MUNICIPAL BONDS (AMORTIZED COST $168,130,000)                                                            168,130,000
                                                                                                                       ------------

TOTAL INVESTMENTS (AMORTIZED COST $216,318,065) (A) - 99.7%                                                             216,318,065
Other Assets less Liabilities - 0.3%                                                                                        579,818
                                                                                                                       ------------
TOTAL NET ASSETS - 100%                                                                                                $216,897,883
                                                                                                                       ============

----------
* Variable rate investment. Securities payable on demand at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at May 31, 2005. The maturity date shown reflects next rate change date.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

COP - Certificates of Participation
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
TAN - Tax Anticipation Note

SECURITY VALUATION:

      Investments of the Portfolios are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security.

SECURITIES TRANSACTIONS AND RELATED INCOME:

      Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

REPURCHASE AGREEMENTS:

      Each Portfolio may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the appropriate collateral levels held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.